Parent Company Only Condensed Financial Information - Summary of Comprehensive Income/(Loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Condensed Statement Of Comprehensive Income [Line Items]
Other income	¥ 4,788	$ 734	¥ 11,195	¥ 5,281
Total operating revenue	1,220,222	187,007	993,319	508,828
General and administrative expenses	150,207	23,020	161,816	46,177
Operating Loss	(25,911)	(3,971)	1,639	24,792
Other expense
Unrealized exchange (loss)/income	(9)	(1)	362	(354)
Loss before income tax, and share of loss of subsidiaries and VIEs	(16,763)	(2,569)	15,205	1,896
Share of income/(loss) of subsidiaries and VIEs	239	37	(180)	1,310
Net profit/(loss)	(18,292)	(2,803)	14,902	3,152
Redeemable preferred shares redemption value accretion	4,274	655	32,854	29,118
Net loss attributable to common shareholders	(21,492)	(3,293)	(25,383)	(27,524)
Net profit/(loss)	(18,292)	(2,803)	14,902	3,152
Foreign currency translation adjustment, net of tax	(22,386)	(3,431)	140	327
Total comprehensive income/(loss)	(40,678)	(6,234)	15,021	3,447
Parent Company [Member]
Condensed Statement Of Comprehensive Income [Line Items]
Other income	228	35
Total operating revenue	228	35
General and administrative expenses	(4,611)	(707)	(521)	(50)
Operating Loss	(4,383)	(672)	(521)	(50)
Other expense
Interest (expense)/income	11	2		(26,249)
Unrealized exchange (loss)/income	421	65	(97)	(325)
Loss before income tax, and share of loss of subsidiaries and VIEs	(3,951)	(605)	(618)	(26,624)
Share of income/(loss) of subsidiaries and VIEs	(14,341)	(2,198)	15,520	29,776
Net profit/(loss)	(18,292)	(2,803)	14,902	3,152
Redeemable preferred shares redemption value accretion	(4,274)	(655)	(32,854)	(29,118)
Allocation to redeemable preferred shares	1,074		(7,431)	(1,558)	$ 165
Net loss attributable to common shareholders	(21,492)	(3,293)	(25,383)	(27,524)
Net profit/(loss)	(18,292)	(2,803)	14,902	3,152
Foreign currency translation adjustment, net of tax	(22,386)	(3,431)	119	295
Total comprehensive income/(loss)	¥ (40,678)	$ (6,234)	¥ 15,021	¥ 3,447